Unique LoanID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
100001	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment received was on 01/27/2014. There is no evidence of delinquency.
100002	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014; most recent payment was received on 01/31/2014. There is no evidence of delinquency.
100003	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/15/2014. Reason for default is the illness of the primary borrower. The borrower was able to bring their account current without loss mitigation assistance on 12/27/2013; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was granted a loan modification, prior to the review period, which the borrower re-defaulted on as of 11/01/2013.

100004	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention.  The loan is due for 01/01/2014.  The last payment received was on 01/17/2014.  RFD is unknown.  The loan is delinquent with no evidence of active loss mitigation efforts.  There has been no borrower contact since the loan was modified on 08/XX/2013; the loan re-defaulted on 11/01/2013.

100005	3/1/2013	2/13/2014	1
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/22/2014.  RFD is unknown. Borrower contact is minimal.  The previous delinquency was cured without the use of loss mitigation efforts.

100006	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014; the last payment was 1/31/2014. RFD is cited as family illness. Commentary does not reflect any loss mitigation discussions. It appears servicer has been attempting to reach borrower unsuccessfully throughout review period. No skip tracing efforts are mentioned in comments. There are no indications of property inspections performed. No updated property value has been provided.

100007	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 01/27/2014. There is no evidence of delinquency during the review period. A permanent account comment reflects that the loan had been modified prior to the review period.

100008	3/1/2013	2/13/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; last payment received was on 02/10/2014. There is no evidence of delinquency during the review period.
100009	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears this loan will perform with intervention.  The loan is due for 01/01/2014; most recent payment received on 01/15/2014.  Reason for delinquency is unknown.  There is no evidence of any loss mitigation options reviewed.

100010	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/24/2014. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 10/XX/2013; the borrower's payment history reflects no further evidence of delinquency. Collection commentary dated 08/14/2013 reflects the primary borrower is incarcerated; the co-borrower is presently occupying the subject property and maintaining the subject loan's payments.

100011	3/1/2013	2/13/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/3/2014. There is no evidence of delinquency during the review period.
100012	3/1/2013	2/13/2014	1		It appears the loan will perform. The loan is due for 02/01/2014; the last payment was received on 02/04/2014. There is no evidence of delinquency within the review period.
100013	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears this loan will perform with intervention.  The loan is due for 01/01/2014; most recent payment received on 12/12/2013.  Reason for delinquency is curtailment of income.   The loan is in collections.  There is no evidence of any loss mitigation options reviewed.  Borrower filed a chapter 13 7 bankruptcy that was converted to a chapter 7 on 03/XX/2012 (case number XXXX).  The bankruptcy was discharged with reaffirmation on 08/XX/2012.

100014	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/14/14. Reason for default is unknown. The Servicer granted the borrower a loan modification prior to the review period, on 03/XX/12; the borrower's payment history reflects the loan went back into delinquency on 09/01/13. The borrower was able to bring their account current without loss mitigation assistance on 10/11/13; there is no evidence of further default.

100015	3/1/2013	2/13/2014	1		It appears that this loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/05/2014. There is no evidence of a delinquency during the review period.
100016	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/03/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a rate reduction loan modification on 09/XX/2013.

100017	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears that this loan will perform with intervention.  The loan is next due for 12/01/2013; the most recent payment received was on 11/29/2013.  The reason for default is cited as curtailment of income.  Commentary reflects the borrower was approved for a repayment plan (RPP) on 01/06/2014:  7 payments, total funds IAO $12,068.20 to end on 07/24/2014.  Last contact with the borrower was on 02/03/2014 to report that the borrower cannot make the RPP and will attempt to use their tax refund to bring the account current.  Commentary reflects two previous RPP's:  First RPP, approved on 04/12/2013, 3 payments, total funds IAO $2,278.5 to end on 06/15/2013 which was kept and completed as of 06/14/2013.  Second RPP, approved on 08/03/2013 and amended on 11/04/2013, 3 payments, total funds IAO $6,040.20 to end on 11/11/2013 which was broken on 11/18/2013.  Commentary reflects the borrower was approved for a modification with an effective date prior to the review period.  Comments dated 11/13/2013 reported the borrower is interested in a modification.  As of the cutoff date there is no indication that a modification review has been initiated.

100018	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 12/01/2013; the last payment was received on 11/29/2013.  The loan is currently 60 days delinquent.  RFD cited as income curtailment.  Per commentary, a repayment plan offer was sent to the borrower on 01/02/2014 and borrower advised business has been slow due to loss in client and property taxes has increased; she can make payment plan starting February 2014 when business picks up.  As of 02/14/2014 a repayment plan payment has not been made.  HOI paid IAO $4526.00 on 08/02/2013, county taxes IAO $8055.00 paid on 01/06/2014, of which $1568.88 were escrow advanced… No title issued notes.  No property inspection results or updated property values have been provided.

100019	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/15/2014. The RFD was cited as the borrower's work slow down. The account was approved for a supplemental modification on 02/XX/2013 with a next due date of 04/XX/2013. The modification process was completed on 03/XX/2013. The account re-defaulted after the modification on the 12/01/2013 payment. A property inspection was completed on 03/13/2013 indicating the home is owner occupied; the condition of the property was not provided.

100020	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 01/31/14. Reason for default is loss of income. The account is in collections. The Servicer granted the borrower a permanent loan modification on 02/XX/13; the borrower's payment history reflects the loan went back into delinquency on 09/01/13. The borrower has not requested any further loss mitigation assistance and there are no workout plans currently in process.

100021	3/1/2013	2/13/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 01/31/14. Reason for default is loss of income. The account is in collections. The borrower was able to bring the loan current without loss mitigation assistance on 01/31/14; the borrower's payment history reflects no further evidence of delinquency. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

100022	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 01/15/14. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 10/11/13; there is no evidence of further delinquency. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

100023	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan will perform with intervention.  The loan is next due for 01/01/2014; the most recent payment received was on 02/10/2014.  The reason for default is cited as curtailment of income.  There are no current loss mitigation activities being pursued.  Borrower has been in consistent contact with the servicer.  There are no indications of damage, tax or title issues in the commentary provided.

100024	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 12/01/2013; the last payment was received on 12/12/2013. The reason for default was cited as medical issues per notes dated 07/29/2013. The account is currently in collections with no evidence of foreclosure activity. There are no loss mitigation options being actively explored. A modification was completed and applied to the subject loan in July 2008 per a permanent account comment. The property is currently occupied by the borrower as per notes on 07/29/2013. The last customer contact was on 12/12/2013; confirmed payment was made at branch.

100025	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/03/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 11/XX/13; the borrower's payment history reflects no further evidence of delinquency.

100026	3/1/2013	2/13/2014	1
It appears that the loan will perform with intervention. The loan is currently due for 02/01/14; the last payment was received on 02/10/14. Reason for default is loss of income. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

100027	3/1/2013	2/13/2014	1		It appears the loan will perform. The loan is due for 03/01/2014. The last payment received was on 02/07/2014. No evidence of delinquency.
100028	3/1/2012	2/26/2014	1
It appears that the loan will perform. Commentary reflects the loan is due for 2/1/2014; the last payment was 01/21/2014.  RFD is cited as illness in family. It appears that borrower financial information was provided 2/21/2014 in possible attempt to qualify for assistance. No further loss mitigation efforts are noted. No updated property value or condition has been provided.

100029	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 07/01/2014; last payment was received 04/30/2014.  The loan was delinquent from July 2013 through February 2014; the delinquency was cured with the application of hardest hit funds on 03/31/2014.  Reason for default is cited as curtailment of income; the borrower had a car accident and has been unable to work.  Last borrower contact was 04/18/2014; the borrower called in very upset about receiving phone calls from the servicer after the loan was brought current on 03/31/2014.  A prior foreclosure referral from 10/XX/2013 was closed and billed 04/XX/2014 due to the application of funds bringing the loan current.  The loan was declined for a modification 03/12/2014 as the borrower refused to contribute financially towards a workout.  The loan was declined a modification 12/11/2013 due to an incomplete modification application.  A property inspection was completed 03/27/2014.

100030	5/1/2012	4/30/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears that the loan will perform. The loan is due for 06/01/2014; with the last payment received on 04/03/2014. There is no evidence of a delinquency during the review period. Collection comments dated 04/XX/2014 reflect that the borrower filed for bankruptcy prior to the review. The bankruptcy case number is XXXX, with no other pertinent bankruptcy information provided. No active loss mitigation efforts are evident. There is no evidence of delinquent taxes or title issues.

100037	6/1/2012	5/15/2014	3	[3] Performing Loan But Strong Possibility of Going Delinquent
It appears that the loan may perform with intervention.  The loan is due for 05/01/2014; the last payment was received on 05/09/2014.  The loan is current.  RFD cited as excessive obligations.   The loan was being reviewed for a modification on 05/09/2013; however was denied for HAMP and CHAMP on 06/04/2013 due to housing ratio exceeds maximum for modification and DTI is outside the acceptable range.  The borrower entered into a repayment agreement with the investor on 07/09/2013.  Per commentary on 11/27/2013, the repayment plan was broken due to late payment.  A new 12 month repayment plan was set up on 01/03/2014.  The borrower requested to have the repayment plan removed on 03/14/2014 so they can bring the loan current by making a partial payment to include what was in suspense to equal a full payment and make the remaining payment before the end of the month, which the borrower did on 03/28/2014; however the loan became delinquent again on 04/28/2014 and the May, 2014 payment has not been made as of 05/15/2014.  No title issues noted.  No property inspection results or updated property values have been provided.

100038	12/1/2012	11/5/2013	1		It appears the loan may perform. The loan is due for 11/01/2013; last payment was received on 09/30/2013. The RFD is unknown. There has been no borrower contact in the last 12 months.
100039	6/1/2012	5/15/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 04/01/2014; last payment was received 04/14/2014.  The loan has been 30-days delinquent since November 2012.  Reason for default is cited as curtailment of income; the borrower has been out of work due to health issues and collecting disability.  Last borrower contact was 04/30/2014; the borrower called to update account information.  Skip tracing efforts have been performed.  The loan is currently being reviewed for a modification and the borrower has given authorization to XXX to speak on the loan and assist in the loss mitigation process.

100040	6/1/2012	5/15/2014	1
It appears that the loan will perform. The loan is due for 5/1/2014 with the most recent payment received on 4/30/2014. There is  evidence of delinquency during the review period; the account has been current since 1/23/2014. The previous reason for default was cited as excessive obligations. There is no evidence of any current loss mitigation activity. The last communication made with the borrower was on 3/8/2014. Skip trace activities completed in 3/2014 did not provide additional contact numbers.

100041	6/1/2012	5/15/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 05/01/2014; last payment was received on 04/17/2014. The reason for default was cited as payment increase. The account was brought current with HAMP loan modification on 11/XX/2013 and subsequently has remained in good standing. The borrower made successful trial payments of $2,057.39 from 07/01/2013 to 09/01/2013. The permanent HAMP modification was finalized on 10/XX/2013; effective 11/XX/2013. Collection comments reflect that the mortgage payment was adjusted from interest only ($1,581.83) to fully amortized ($3,143.17) on 09/01/2012, resulting in financial hardship. The account was previously in foreclosure (FC); referred to attorney on 01/XX/2013, closed and billed on 10/XX/2013 following the completion of trial modification. Additional commentary dated 11/08/2012; indicates that the subject may have been impacted by FEMA Disaster- Hurricane Sandy.  There was no evidence of any damages being sustained to the subject or a post disaster property inspection being completed.

100042	5/1/2012	4/1/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is due for 4/01/2014; the most recent payment received was on 3/31/2014. The reason for delinquency is excessive obligations. The account is not currently active in loss mitigation; however the borrower was receiving assistance from the "Keep Your Home XXXX" program due to unemployment, according to prior commentary on 5/03/2012.  Additional commentary on 5/03/2012 indicates that a wire in the amount of $13,165.68 was received. The account was solicited for the Hardest Hit Fund on 11/25/2013, although there was no response from the borrower. There was a mention of fraud due to the borrower's identity being stolen in a comment on 4/10/2012, however it was not in reference to the origination of the mortgage or any issues with the mortgage file. There is no evidence of the servicer initiating foreclosure or of the borrower filing bankruptcy, and there was no mention of title or tax issues.

100060	10/1/2012	9/30/2015	1
It appears that this loan will perform. The loan is next due for 10/01/2015; the last payment was received on 09/30/2015. The reason for default was cited as excessive obligations. There were two delinquent payments within the review. The borrower cured the delinquency without loss mitigation assistance.

100062	12/1/2012	11/5/2015	1		It appears that the loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 11/06/2013. There is no evidence of delinquency during the review period
100076	12/1/2012	11/5/2015	1		It appears this loan will perform. The loan is next due for 12/01/2013; most recent payment was received on 11/01/2013. No evidence of delinquency was reported.
100085	12/1/2012	11/20/2013	1		It appears this loan may perform. The loan is next due for 12/01/2013; most recent payment was received on 11/04/2013. There is no evidence of delinquency during the review period.